Investment Strategy - BNY Mellon Women's Opportunities ETF	Jun. 28, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests principally in equity securities of U.S. companies that, in the view of Newton Investment Management North America, LLC (NIMNA), the fund's sub-adviser, demonstrate attractive financial attributes and promote "Women's Opportunities." "Women's Opportunities" is defined as opportunities that enhance the professional development and advancement of women and/or the ability of women to meet their work or other personal life responsibilities and needs, such as those relating to household responsibilities, dependent/elder care responsibilities, and gender-specific healthcare. NIMNA considers companies that promote Women's Opportunities to be companies that demonstrate gender equitable practices in the workplace and/or that provide products or services that NIMNA believes enhance the ability of women to meet their work or other personal life responsibilities and needs (Women's Products and Services). Women's Products and Services include, among others, women's health orientated products and services (e.g., breast health, obstetrics, gynecological care, osteoporosis imaging and management), infant nutrition, elder and child care operators, healthy prepared meal delivery services, employment placing services and employment retraining services. Women's Products and Services may or may not be designed or beneficial exclusively for women. In addition, Women's Products and Services may or may not be the only products and services provided by a company.

Subject to its assessment of a company's financial attributes (as described below), NIMNA utilizes fundamental research and analysis to select investments for the fund that NIMNA believes possess a favorable combination of qualitative and quantitative metrics relating to Women's Opportunities.

NIMNA considers a company that, in NIMNA's view, demonstrates gender equitable practices in the workplace as promoting Women's Opportunities and, thus, to be an eligible company. To assess a company's workplace gender practices, NIMNA's framework incorporates third party data and internal research on the company's:

• Organizational structure, including female participation across management levels and board representation.

• Demonstration of commitment to gender equality as supported by employee satisfaction ratings and policies and principals adopted and/or endorsed, as applicable.

• Benefit programs, including family leave policies and flexible work opportunities.

Based on this assessment, NIMNA assigns a score to each company and companies that, at the time of purchase, score in the top 50% of their peer group, as determined by NIMNA based on sector, industry, relevant competitors and/or companies operating similar business models, are considered investment candidates. NIMNA generally considers each category equally, although NIMNA may give less consideration to a category when the data available on such category is limited.

A company that does not score in the top 50% of its peer group but has at least one woman on its board and provides Women's Products and Services will also be considered as promoting Women's Opportunities and eligible for investment.

From the list of eligible companies, NIMNA applies fundamental research and analysis to create a portfolio of securities issued by companies that NIMNA believes possess the most favorable combination of revenue, profit, free cash flow growth (growth of cash remaining after operating expenses and capital expenditures) and valuation metrics such as price to earnings ratio (ratio of a company's stock price per share to its earnings per share). NIMNA's fundamental process includes evaluating key areas of a company such as competitive landscape, stock-price valuations, secular and thematic drivers (longer-term market trends that could benefit certain industries and sectors and the companies in those sectors and industries), and analysis of the regulatory environment. NIMNA also analyzes a company's prospects, including the viability of the company's growth strategy, its competitive position, and its ability to capture price, and industry tailwinds. NIMNA then selects securities of companies with share prices that it believes are under-valued, based on NIMNA's models and forecasts of growth.

The fund principally invests in common stocks of U.S. companies and may invest in securities of companies with any market capitalization. The fund considers a U.S. company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, the United States. The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in one or more market sectors. As of February 29, 2024, the fund invests a significant portion of its total assets in securities of companies in the information technology and healthcare sectors.

As part of its ongoing review of portfolio holdings, NIMNA may sell a security when NIMNA identifies weakness in the company's business model or a material deterioration in a company's promotion of Women's Opportunities. NIMNA also may sell a security when its valuation is unattractive, or it identifies a more promising investment opportunity from a financial perspective and/or as it relates to Women's Opportunities.

The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.